Other Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Other Financial Assets And Liabilities	Other Financial Assets And Liabilities
The following derivative contracts are outstanding at December 31, 2024 and 2023 (in millions unless otherwise specified):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Rate / Price	Maturity
Outstanding as of December 31, 2023:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$14	$—	$(4)	$—	$845	0.91	—	2024 - 2025
Singapore dollar forward contracts (receive Singapore$ / pay US$)	8	—	(1)	—	483	1.33	—	2024 - 2025
Japanese yen forward contracts (receive Japanese yen / pay US$)	6	1	(7)	—	116	140.20	—	2024 - 2025
	28	1	(12)	—	1,444
Interest rate swaps	17	5	—	—	653	—	0.442% - 1.761%	2024 - 2026
Cross currency interest rate swaps (receive euros / pay US$)	5	1	(3)	—	519	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $ / pay US$)	—	73	—	—	1,127	1.37	1.830% - 1.941%	2028
Commodity swaps	2	—	(27)	(14)	237	0.91	73.59	2024 - 2025
Total	$52	$80	$(42)	$(14)	$3,980

Outstanding as of December 31, 2024:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$2	$—	$(33)	$(5)	$1,082	0.92	—	2025 - 2026
Singapore dollar forward contracts (receive Singapore$ / pay US$)	—	—	(9)	—	516	1.33	—	2025 - 2026
Japanese yen forward contracts (receive Japanese yen / pay US$)	2	—	(5)	—	42	144.30	—	2025 - 2026
	4	—	(47)	(5)	1,640
Interest rate swaps	—	2	—	—	76	—	1.731% - 1.761%	2026
Cross currency interest rate swaps (receive euros / pay US$)	—	—	—	(1)	32	0.90	4.182% - 4.182%	2026
Cross currency swaps (receive Singapore $ / pay US$)	—	49	—	—	1,127	1.37	1.83% - 1.941%	2028
Commodity swaps	9	4	(7)	(2)	214	—	66.50	2025 - 2026
Total	$13	$55	$(54)	$(8)	$3,089
The following table presents the fair values and locations of these derivative instruments recorded in the consolidated statements of financial position:

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities
Outstanding as of December 31, 2023:
Derivatives designated as hedging instruments
Foreign currency forwards	$24	$—	$(9)	$—
Interest rate swaps	17	5	—	—
Cross currency swaps and cross currency interest rate swaps	5	74	(3)	—
Commodity swaps	2	—	(22)	(11)
Derivatives not designated as hedging instruments
Foreign currency forwards	4	1	(3)	—
Commodity swaps	—	—	(5)	(3)
Total	$52	$80	$(42)	$(14)

Outstanding as of December 31, 2024:
Derivatives designated as hedging instruments
Foreign currency forwards	$4	$—	$(44)	$(5)
Interest rate swaps	—	2	—	—
Cross currency swaps and cross currency interest rate swaps	—	49	—	(1)
Commodity swaps	9	4	(7)	(2)
Derivatives not designated as hedging instruments
Foreign currency forwards	—	—	(3)	—
Total	$13	$55	$(54)	$(8)
The following table presents the effect of derivatives designated as hedging instruments on the consolidated statements of operations and comprehensive income (loss) (net of tax):

(in millions)	Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	Location of Gains (Losses) Reclassified from Accumulated OCI into Income	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Gains (Losses) Reclassified into Income (Missed Forecast)	Location of Gains (Losses) Recognized into Income (Ineffective Portion)	Gains (Losses) Recognized into Income (Ineffective Portion)
Year ended December 31, 2023
Derivatives designated as hedging instruments— Forward currency forward contracts	$17	$(17)	Cost of revenue and operating expenses	$34	—	Other income (expense)	$—
Derivatives designated as hedging instruments— Interest rate swaps	8	—	Finance expense	28	—	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps and cross currency interest rate swaps	31	—	Finance expense	6	—	Other income (expense)	(4)
			Other income (expense)	31	—		—
Derivatives designated as hedging instruments – Commodity swaps	(32)	—	Cost of revenue and operating expenses	(4)	—	Other income (expense)	—
			Other income (expense)	—	(13)		—

Year ended December 31, 2024
Derivatives designated as hedging instruments— Forward currency forward contracts	$(59)	$(1)	Cost of revenue and operating expenses	$8	—	Other income (expense)	—
Derivatives designated as hedging instruments— Interest rate swaps	4	—	Finance expense	24	—	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps and cross currency interest rate swaps	(47)	—	Finance expense	(1)	—	Other income (expense)	—
			Other income (expense)	(45)	—		—
Derivatives designated as hedging instruments – Commodity swaps	23	—	Cost of revenue and operating expenses	(17)		Other income (expense)	—
			Other income (expense)	—	—		—
The following table presents the effect of derivatives not designated as hedging instruments on the consolidated statements of operations:

(in millions)	Location of Gains (Losses) Recognized in Income on Derivatives	Amount of Gains (Losses) Recognized in Income on Derivatives
Year ended December 31, 2022
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Other income (expense)	$(22)
Total gain/(loss)		$(22)

Year ended December 31, 2023
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Other income (expense)	$(16)
Derivatives not designed as hedging instruments—commodity swaps	Other income (expense)	$(8)
Total gain/(loss)		$(24)

Year ended December 31, 2024
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Other income (expense)	$(24)
Derivatives not designed as hedging instruments—commodity swaps	Other income (expense)	(1)
Total gain/(loss)		$(25)